SUBSEQUENT EVENTS (Details)						1 Months Ended			0 Months Ended	1 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Short-term bank borrowings CNY	Dec. 31, 2013 Short-term bank borrowings CNY	Dec. 31, 2014 Short-term bank borrowing guaranteed by the deposit [Member] Short-term bank borrowing guaranteed by the deposit, interest rate 2.885% [Member] CNY	Jan. 31, 2015 Subsequent Event [Member] Long-term bank borrowings with receivable pledged as collateral [Member] CNY agreement	Jan. 31, 2015 Subsequent Event [Member] Short-term bank borrowings CNY agreement	Feb. 28, 2015 Subsequent Event [Member] Short-term bank borrowing guaranteed by the deposit [Member] Short-term bank borrowing guaranteed by the deposit, interest rate 2.885% [Member] CNY	Jan. 27, 2015 Travice Inc Subsequent Event [Member] USD ($)	Jan. 31, 2015 Travice Inc Subsequent Event [Member] USD ($)	Jan. 27, 2015 Travice Inc Subsequent Event [Member] Series C Preferred Stock [Member]
SUBSEQUENT EVENTS
Number of warrants waived											4,684,074
Proceed for the waiver of Warrant									$ 3,000,000
Gain for waiver of Warrant										2,700,000
Number of short-term borrowing agreements entered into							2
Principal amount						90,779,780	100,000,000
Interest rate (as a percent)					2.885%	6.60%	5.32%	2.885%
Debt Instrument, Term						3 years	1 year	1 year
Short-term borrowing drawn	300,397,309	109,157,440	250,397,309	0	100,000,000			97,000,000
Numbers of long-term borrowing agreements						2